INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

19.         INCOME TAXES

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

The Company’s subsidiaries located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits on the first Hong Kong Dollars (“HK$”) 2 million and 16.5% for any assessable profits in excess of HK$2 million starting from the financial commencing on April 1, 2018.

19.         INCOME TAXES - continued

Singapore

The Company’s subsidiaries located in Singapore are generally subject to Singapore corporate income tax at a rate of 17% in 2021. Under the group relief system, subject to meeting the requisite conditions, the companies may deduct unutilized capital allowances, trade losses, and donations for the current year against the assessable income of another company in the same group. The Company’s subsidiaries located in Singapore should also benefit from the partial tax exemption scheme, which provides 75% exemption from tax for the first SGD$10 thousand chargeable income and 50% exemption from tax for the next SGD$190 thousand chargeable income for the year ended December 31, 2021.

China

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries and kindergartens, which were entities established in the PRC (the “PRC entities”) are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended December 31,
	2019	2020	2021
Current tax expense	6,010	3,438	4,726
Deferred tax benefit	(2,469)	(3,223)	(1,286)
	3,541	215	3,440

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	Years ended December 31,
	2020	2021
Deferred tax assets
Accrued expenses	3,407	4,803
Net operating loss carry-forwards	24,223	22,788
Operating lease liabilities	22,397	19,209
Inventory write-down	50	42
Allowance for doubtful accounts receivables and other receivables	758	1,003
Allowance for loan receivables	366	360
Impairment of long-term investments	153	157
Impairment of long-lived assets other than intangible assets	113	61
Total deferred tax assets	51,467	48,423
Less: valuation allowance	(9,646)	(8,428)
Total deferred tax assets, net	41,821	39,995

Deferred tax liabilities
Acquired intangible assets, net	2,499	2,092
Operating lease right-of-use assets	20,044	16,848
Total deferred tax liabilities	22,543	18,940
Deferred income tax assets, net	21,168	22,803
Deferred tax liabilities, net	1,890	1,768

19.         INCOME TAXES - continued

The roll forward of valuation allowances of deferred tax assets were as follows:

	Years ended December 31
	2020	2021

Balance as of beginning of year	(2,859)	(9,646)
Additions of valuation allowance	(6,234)	1,534
Foreign currency translation adjustments	(553)	(316)
Balance as of end of year	(9,646)	(8,428)

As of December 31, 2021, the Group had net operating loss carried forward from the PRC entities of $90,123. The carry forward loss of $9,829, $15,654, $11,650, $37,883 and $15,107 will expire by 2022, 2023, 2024, 2025 and 2026, respectively, if not utilized.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2019	2020	2021
Income (loss) before income taxes	2,015	(40,783)	6,984
Income tax expense computed at an applicable tax rate of 25%	504	(10,196)	1,746
Permanent differences	108	2,975	2,169
Effect of income tax rate difference in other jurisdictions	2,092	1,202	1,059
Change in valuation allowance	837	6,234	(1,534)
	3,541	215	3,440

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company should be deemed resident enterprises, the Company will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2021, the Company’s subsidiaries, the VIEs, and VIEs’ subsidiaries and kindergartens located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liabilities has been accrued for the Chinese dividend withholding taxes.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2019, 2020 and 2021. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2021.